Prepaid Expenses and Othe Current Assets (Details) - Schedule of Composition of Prepaid Expenses and Other Current Assets - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Schedule of Composition of Prepaid Expenses and Other Current Assets [Abstract]
Prepaid expenses and other receivables		$ 29	$ 71
Government authorities	[1]	11	14
Total		$ 40	$ 85

[1]	The government authorities are monetary items, which are denominated or linked is NIS.